Stockholders' (deficit) equity (Details 1) - shares	Jun. 30, 2023	Dec. 31, 2022	Aug. 15, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, shares authorized			59,504,853	59,504,853
Equity [Member]
Class of Stock [Line Items]
Total shares authorized	975,000,000	975,000,000
Total shares issued	265,221,191	171,350,338
Total shares Outstanding	265,221,191	171,350,338
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		690,000,000
Common stock, shares Outstanding	229,818,370	55,886,692
Common Class A [Member] | Equity [Member]
Class of Stock [Line Items]
Common stock, shares authorized	690,000,000	690,000,000
Common stock, shares Issued	229,818,370	55,886,692
Common stock, shares Outstanding	229,818,370	55,886,692
Common Class V [Member]
Class of Stock [Line Items]
Common stock, shares authorized		275,000,000
Common stock, shares Outstanding	35,402,821	115,463,646
Common Class V [Member] | Equity [Member]
Class of Stock [Line Items]
Common stock, shares authorized	275,000,000	275,000,000
Common stock, shares Issued	35,402,821	115,463,646
Common stock, shares Outstanding	35,402,821	115,463,646
Preferred Stock [Member] | Equity [Member]
Class of Stock [Line Items]
Common stock, shares authorized		10,000,000
Common stock, shares Issued
Common stock, shares Outstanding